Annual Fund Operating Expenses - Eaton Vance Short Duration Inflation-Protected Income Fund	Oct. 31, 2024
Class A
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.14%
Acquired Fund Fees and Expenses(1)	0.86%	[1]
Total Annual Fund Operating Expenses	1.25%
Expense Reimbursement(2)	(0.15%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.10%
Class C
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.14%
Acquired Fund Fees and Expenses(1)	0.86%	[1]
Total Annual Fund Operating Expenses	2.00%
Expense Reimbursement(2)	(0.15%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.85%
Class I
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%
Acquired Fund Fees and Expenses(1)	0.86%	[1]
Total Annual Fund Operating Expenses	1.00%
Expense Reimbursement(2)	(0.15%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%

[1]	Reflects the Fund’s allocable share of the advisory fee and other expenses of the Portfolios in which it invests. Acquired Fund Fees and Expenses include estimated advisory fees of 0.47% and estimated borrowing costs of 0.35% incurred by the Portfolios in which the Fund invests.
[2]	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.75% for Class A shares, 1.50% for Class C shares and 0.50% for Class I shares. This expense reimbursement will continue through March 1, 2026. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser and administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.